Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Financial Assets at Fair Value Through Other Comprehensive Income
Financial Assets at Fair Value Through Other Comprehensive Income

Note 9.  Financial Assets at Fair Value Through Other Comprehensive Income

The equity securities are held for long-term strategies and therefore are accounted for as FVTOCI. Capital reduction from equity security investments designated as at FVTOCI recognized for the years ended December 31, 2017, 2018 and 2019, were $132 thousand, $55 thousand and $47 thousand, respectively, all related to investments held at the end of the reporting period.

As of December 31, 2018 and 2019, no financial assets at fair value through other comprehensive income were pledged with banks as collaterals.